Debt (Details Textual) $ in Thousands		12 Months Ended
	Apr. 15, 2014 USD ($)	Apr. 02, 2016 USD ($)	Mar. 28, 2015 USD ($)	Mar. 29, 2014 USD ($)	Mar. 30, 2013 USD ($)	Nov. 19, 2015 USD ($)	Oct. 03, 2015	Apr. 07, 2015 USD ($)	Apr. 30, 2007 USD ($)
Debt Instrument [Line Items]
Interest Costs Capitalized		$ 5,200
Unamortized Debt Issuance Expense		11,870
Interest paid		2,164	$ 930	$ 1,205
Loss on retirement of convertible subordinated notes					$ 2,800
Net carrying amount of debt		988,130
Repayment of long term debt		175,000	$ 87,503	0
Senior Notes [Member]
Debt Instrument [Line Items]
Interest Expense, Borrowings		$ 25,800
Default interest rate increase		0.25%
Default interest rate increase increments		0.25%
Maximum default interest rate increase		1.00%
6.75% Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 450,000
Debt Instrument, Interest Rate, Stated Percentage		6.75%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		35.00%
Debt Instrument, Redemption Price, Percentage		106.75%
Long-term Debt, Fair Value		$ 465,800
Net carrying amount of debt		$ 450,000
7.00% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 550,000
Debt Instrument, Interest Rate, Stated Percentage		7.00%
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed		35.00%
Debt Instrument, Redemption Price, Percentage		107.00%
Long-term Debt, Fair Value		$ 581,600
Net carrying amount of debt		550,000
Convertible Notes Due 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 200,000
Debt Instrument, Interest Rate, Stated Percentage									0.75%
Repayments of Convertible Debt					26,500
Convertible Notes Due 2014 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount									$ 175,000
Debt Instrument, Interest Rate, Stated Percentage									1.00%
Repayments of Convertible Debt	$ 87,500				$ 47,400
Interest paid	$ 400
Interest Expense, Debt, Excluding Amortization				900
Amortization of Debt Discount (Premium)				$ 5,200
Debt Instrument, Interest Rate, Effective Percentage				7.20%
Bank of America Syndicate [Member] | Revolving Credit Facility [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 300,000
Line of Credit Facility, Maximum amount of increase that may be requested								150,000
Proceeds from Lines of Credit		$ 175,000
Bank of America Syndicate [Member] | Standby Letters of Credit [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								25,000
Bank of America Syndicate [Member] | Swingline Loan [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 10,000
Bank of America Syndicate [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Consolidated Total Leverage Ratio Allowed		3.00					2.50
Line of Credit Facility, Minimum Consolidated Interest Coverage Ratio Required		3.00
Bank of America Syndicate [Member] | Federal Funds Rate [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		0.50%
Bank of America Syndicate [Member] | Eurodollar [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		1.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum		1.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum		2.00%
Bank of America Syndicate [Member] | Base Rate [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum		0.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum		1.00%
Bank of America Syndicate [Member] | Default rate increase [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate		2.00%